UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21147

Eaton Vance Insured California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, Including Area Code:)	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.1%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 5.4%
$6,165	California, 4.75%, 6/1/35	$5,985,352
9,975	California, 5.50%, 11/1/33	10,598,836
		$16,584,188
Hospital — 12.9%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,048,620
3,245	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	3,195,287
10,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	10,582,919
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,276,224
3,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,507,102
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,843,455
4,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	4,057,640
3,360	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	3,142,910
3,165	Washington Township Health Care District, 5.00%, 7/1/32	3,073,595
1,000	Washington Township Health Care District, 5.00%, 7/1/37	961,260
3,005	Washington Township Health Care District, 5.25%, 7/1/29	3,014,526
		$39,703,538
Insured-Electric Utilities — 9.4%
$20,000	Anaheim Public Financing Authority, (Electric System Distribution Facilities), (MBIA), 4.50%, 10/1/32	$19,326,200
4,000	Sacramento Municipal Electric Utility District, (FSA), 5.00%, 8/15/28	4,101,720
5,380	Sacramento Municipal Electric Utility District, (MBIA), 5.00%, 8/15/28	5,537,526
		$28,965,446
Insured-Escrowed/Prerefunded — 7.0%
$1,560	California Educational Facilities Authority, (St. Mary’s College of California), (MBIA), Prerefunded to 10/01/11, 5.125%, 10/1/26	$1,700,213
7,540	Foothill/Eastern, Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/21	4,309,336
15,000	University of California, (FGIC), Prerefunded to 9/01/09, 5.125%, 9/1/30	15,667,800
		$21,677,349
Insured-General Obligations — 33.0%
$4,260	Antelope Valley Community College District, (Election of 2004), (MBIA), 5.25%, 8/1/39	$4,561,821
17,495	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	3,015,788
18,375	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	2,993,287
2,840	Azusa Unified School District, (FSA), 0.00%, 7/1/25	1,236,167
6,030	Burbank Unified School District, (FGIC), 0.00%, 8/1/21	3,178,534
6,500	California, (AGC), 4.50%, 8/1/30	6,271,785
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,737,500
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/36	2,174,400
10,000	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	2,055,500
32,755	Chabot - Las Positas, Community College District, (AMBAC), 0.00%, 8/1/44	4,548,687
3,000	Chino Valley Unified School District, (FSA), 5.00%, 8/1/26	3,106,020
10,600	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/33	2,748,792
25,000	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/34	6,126,500
7,725	Escondido, (Election of 2004), (MBIA), 4.75%, 9/1/36	7,806,190
2,060	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/25	864,458

$2,140	Huntington Beach, City School District, (FGIC), 0.00%, 8/1/26	$848,574
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/23	939,180
2,000	Jurupa Unified School District, (FGIC), 0.00%, 8/1/26	793,060
3,225	Modesto, High School District, Stanislaus County, (FGIC), 0.00%, 8/1/24	1,428,772
2,990	Oakland Unified School District, Alameda County, (Election of 2006), (FSA), 4.375%, 8/1/28	2,885,171
5,000	Riverside Unified School District, (FGIC), 5.00%, 2/1/27	5,153,750
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/22	4,998,500
10,000	San Diego Unified School District, (FGIC), 0.00%, 7/1/23	4,714,900
8,000	San Juan Unified School District, (FSA), 0.00%, 8/1/21	4,341,920
5,000	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/22	2,479,400
4,365	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/23	2,041,467
3,955	San Mateo County, Community College District, (FGIC), 0.00%, 9/1/25	1,652,874
5,240	San Mateo, Union High School District, (FGIC), 0.00%, 9/1/21	2,751,314
2,740	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	2,811,925
5,915	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	5,766,119
3,825	Union Elementary School District, (FGIC), 0.00%, 9/1/24	1,687,666
3,000	Ventura County, Community College District, (MBIA), 5.00%, 8/1/27	3,101,640
		$101,821,661
Insured-Hospital — 7.1%
$19,495	California Health Facilities Financing Authority, (Sutter Health), (MBIA), 5.00%, 8/15/38	$19,741,807
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), 5.00%, 11/15/38	2,057,940
		$21,799,747
Insured-Lease Revenue/Certificates of Participation — 10.7%
$11,915	California Public Works Board Lease Revenue, (California Community College), (FGIC), 4.00%, 10/1/30	$10,611,022
1,000	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	1,028,900
15,000	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/37	15,317,850
5,850	Shasta, Joint Powers Financing Authority, (County Administration Building), (MBIA), 5.00%, 4/1/29	5,975,424
		$32,933,196
Insured-Other Revenue — 6.7%
$20,275	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$20,645,019
		$20,645,019
Insured-Public Education — 4.5%
$1,000	California State University, (AMBAC), 5.125%, 11/1/26	$1,045,900
12,965	University of California, General Revenues, (FGIC), 4.75%, 5/15/37	12,832,498
		$13,878,398
Insured-Sewer Revenue — 6.1%
$18,350	Livermore-Amador Valley, Water Management Agency, (AMBAC), 5.00%, 8/1/31	$18,713,697
		$18,713,697
Insured-Special Assessment Revenue — 8.1%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$6,664,777
1,800	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	1,834,182
7,000	Pomona, Public Financing Authority, (MBIA), 5.00%, 2/1/33	7,094,430
6,110	Santa Cruz County, Redevelopment Agency Tax, (MBIA), 5.00%, 9/1/35	6,236,355
3,000	Tustin Unified School District, (FSA), 5.00%, 9/1/38	3,044,040
		$24,873,784
Insured-Special Tax Revenue — 19.0%
$16,095	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$16,309,546
5,000	Hesperia, Public Financing Authority, (Redevelopment and Housing Project), Series A, (XLCA), 5.00%, 9/1/31	5,078,250
2,500	North City, School Facility Financing Authority, (AMBAC), 0.00%, 9/1/26	1,005,375
77,090	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	6,895,700
13,095	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	2,030,904

$25,980	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	$3,820,619
16,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	2,276,247
925	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/26	952,713
3,595	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	3,677,505
1,850	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,910,458
7,000	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (FSA), 4.25%, 7/1/36	6,538,280
9,345	San Jose Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	8,213,694
		$58,709,291
Insured-Transportation — 6.0%
$3,000	Puerto Rico Highway and Transportation Authority, (FGIC), 5.25%, 7/1/39	$3,160,170
13,940	Sacramento County, Airport System, (FSA), 5.00%, 7/1/27	14,337,708
3,445	San Joaquin Hills, Transportation Corridor Agency, (MBIA), 0.00%, 1/15/30	1,128,169
		$18,626,047
Insured-Utilities — 4.9%
$14,750	Los Angeles, Department of Water and Power, (MBIA), 5.125%, 7/1/41	$15,052,670
		$15,052,670
Insured-Water Revenue — 19.5%
$8,180	California Water Resource, (Central Valley), (FGIC), 5.00%, 12/1/29 (1)	$8,418,611
2,955	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (MBIA), 4.25%, 7/1/32	2,791,500
7,065	Calleguas Las Virgenes Public Financing Authority, (Municipal Water District), (FGIC), 4.75%, 7/1/37	7,126,465
950	Contra Costa, Water District, (FSA), 4.50%, 10/1/27	949,326
5,500	Contra Costa, Water District, (FSA), 4.50%, 10/1/31	5,448,135
7,835	Los Angeles, Department of Water and Power, Water Revenue, (FGIC), 5.00%, 7/1/43	7,990,760
10,000	Metropolitan Water District, (FGIC), 5.00%, 10/1/36	10,319,200
1,750	San Diego, (Water Utility Fund), (FGIC), 4.75%, 8/1/28	1,752,870
8,330	San Francisco City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	7,945,987
7,500	San Luis Obispo County, (Nacimiento Water Project), Series A, (MBIA), 4.50%, 9/1/40	7,280,850
		$60,023,704
Lease Revenue/Certificates of Participation — 0.9%
$2,570	Sacramento City Financing Authority, 5.40%, 11/1/20	$2,875,573
		$2,875,573
Water Revenue — 6.9%
$21,180	Southern California, Metropolitan Water District, 5.00%, 7/1/37	$21,391,800
		$21,391,800
Total Tax-Exempt Investments — 168.1% (identified cost $513,826,421)		$518,275,108
Other Assets, Less Liabilities — (4.8)%		$(14,831,677)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.3)%		$(195,057,025)
Net Assets Applicable to Common Shares— 100.0%		$308,386,406

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at December 31, 2007, 84.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.2% to 23.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of obligations under these financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	262 U.S. Treasury Bond	Short	$(30,646,942)	$(30,490,250)	$156,692

Interest Rate Swaps

					Net
		Annual Fixed			Unrealized
	Notional	Rate Paid By	Floating Rate	Effective Date/	Appreciation/
Counterparty	Amount	Fund	Paid To Fund	Termination Date	(Depreciation)
Lehman Brothers, Inc.	$12,850,000	4.985%	3-month USD- LIBOR-BBA	September 28, 2008/ September 28, 2038	$114,552
Merrill Lynch Capital Services, Inc.	$20,675,000	5.426%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	$(1,250,525)
Morgan Stanley Capital Services, Inc.	$7,750,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	$(453,721)
					$(1,589,694)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$513,344,890
Gross unrealized appreciation	$11,083,644
Gross unrealized depreciation	(6,153,426)
Net unrealized appreciation	$4,930,218

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 20, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 20, 2008